GAIN ON FORGIVENESS OF DEBT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Gain on forgiveness of debt		$ 328
Payment Protection Program [Member]
Short-Term Debt [Line Items]
Debt instrument face amount		$ 328
Debt term		2 years
Interest rate		1.00%
Gain on forgiveness of debt		$ 328